Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Taxation charge/ credit (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Taxation charge/(credit)	[1]	$ 4,949	$ 3,570	$ 2,332	$ 8,519	$ 6,415
Of which:
Income tax excluding Pillar Two income tax		4,774	3,407	2,277	8,180	6,301
Income tax related to Pillar Two income tax		$ 175	$ 163	$ 55	$ 338	$ 113

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.